Operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Operating segments.
Schedule of segments' statement of comprehensive income

The segments’ statement of comprehensive income for the year ended December 31, 2019, as presented to the CODM are presented below:

	2019
	PS	CFS	SME	RB	CO	Total
Revenue	34,700	1,575	1,170	1,339	552	39,336
Segment net revenue	20,965	1,339	990	(490)	372	23,176
Segment profit/(loss) before tax	14,716	(2,484)	372	(2,858)	(1,423)	8,323
Segment net profit/(loss)	12,105	(1,981)	354	(2,317)	(1,482)	6,679

The segments’ statement of comprehensive income for the year ended December 31, 2018, as presented to the CODM are presented below:

	2018
	PS	CFS	SME	RB	CO	Total
Revenue	26,649	558	3,045	180	178	30,610
Segment net revenue	16,497	385	2,916	(263)	122	19,657
Segment profit/(loss) before tax	11,552	(3,281)	(898)	(1,327)	(974)	5,072
Segment net profit/(loss)	9,529	(2,618)	(776)	(1,061)	(937)	4,137

The segments’ statement of comprehensive income for the year ended December 31, 2017, as presented to the CODM are presented below:

	2017
	PS	CFS	SME	RB	CO	Total
Revenue	20,133	105	611	—	48	20,897
Segment net revenue	12,580	9	578	(5)	31	13,193
Segment profit/(loss) before tax	8,795	(2,704)	(190)	(323)	(760)	4,818
Segment net profit/(loss)	7,543	(2,164)	(171)	(311)	(843)	4,054

Schedule of segment net revenue

	2017	2018	2019
Revenue under IFRS	20,897	30,610	39,336
Cost of revenue	(7,704)	(10,953)	(16,160)
Total segment net revenue, as presented to CODM	13,193	19,657	23,176

Schedule of reconciliation of segment profit before tax

	2017	2018	2019
Consolidated profit before tax under IFRS	3,840	4,501	6,379
Fair value adjustments recorded on business combinations and their amortization	344	369	479
Impairment of non-current assets	—	—	792
Share-based payments	398	635	464
Form F-3 and related expenses	—	—	79
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	236	(433)	130
Total segment profit before tax, as presented to CODM	4,818	5,072	8,323

Schedule of reconciliation of segment net profit

	2017	2018	2019
Consolidated net profit under IFRS	3,142	3,626	4,887
Fair value adjustments recorded on business combinations and their amortization	344	369	479
Impairment of non-current assets	—	—	792
Share-based payments	398	635	464
Form F-3 and related expenses	—	—	79
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	236	(433)	130
Effect from taxation of the above items	(66)	(60)	(152)
Total segment net profit, as presented to CODM	4,054	4,137	6,679

Schedule of revenue from external customers

	2017	2018	2019
Russia	15,556	22,693	29,485
Other CIS	1,098	1,393	1,592
EU	989	2,353	3,291
Other	3,254	4,171	4,968
Total revenue	20,897	30,610	39,336